Average Annual Total Returns - FidelityGlobalHighIncomeFund-RetailPRO - FidelityGlobalHighIncomeFund-RetailPRO - Fidelity Global High Income Fund	Jun. 29, 2023
Fidelity Global High Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(10.67%)
Past 5 years	1.06%
Past 10 years	3.18%
Fidelity Global High Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.33%)
Past 5 years	(0.85%)
Past 10 years	0.97%
Fidelity Global High Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.31%)
Past 5 years	0.03%
Past 10 years	1.49%
ML143
Average Annual Return:
Past 1 year	(15.74%)
Past 5 years	(0.38%)
Past 10 years	2.17%
F0585
Average Annual Return:
Past 1 year	(12.43%)
Past 5 years	1.01%
Past 10 years	3.10%